UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 55.15%
Aerospace & Defense - 2.65%
Boeing Co.	26,532	$3,836,262
Embraer SA - ADR	3,882	114,674
L-3 Communications Holdings, Inc.	22,601	2,701,046
Lockheed Martin Corp.	24,566	5,334,507
Northrop Grumman Corp.	33,083	6,246,401
Raytheon Co.	35,703	4,446,095
Triumph Group, Inc.	27,842	1,106,719
		23,785,704
Air Freight & Logistics - 0.01%
Hyundai Glovis Co., Ltd. (b)	588	95,804

Airlines - 3.62%
Air China, Ltd. (b)	220,000	172,545
Alaska Air Group, Inc.	46,185	3,718,354
American Airlines Group, Inc.	127,418	5,396,152
Asia Aviation PCL - NVDR	862,000	125,041
Asiana Airlines Inc. (a)(b)	20,500	80,718
China Southern Airlines Co., Ltd. - ADR	4,140	157,941
Delta Air Lines, Inc.	147,399	7,471,655
Grupo Aeromexico SAB de CV (a)(b)	122,059	281,236
Hawaiian Holdings, Inc. (a)	139,865	4,941,431
JetBlue Airways Corp. (a)	143,468	3,249,550
Southwest Airlines Co.	157,225	6,770,109
Turk Hava Yollari AO (a)(b)	85,000	214,999
		32,579,731
Auto Components - 0.40%
Hota Industrial Manufacturing Co., Ltd. (b)	50,000	182,945
Magna International, Inc. (b)	74,143	3,007,240
Mando Corp. (b)	626	87,728
Minth Group, Ltd. (b)	80,000	158,933
Tupy SA (b)	27,800	131,048
		3,567,894
Automobiles - 0.10%
Great Wall Motor Co., Ltd. (b)	151,500	174,986
Tata Motors, Ltd. - ADR	18,106	533,584
Tofas Turk Otomobil Fabrikasi AS (b)	23,400	151,912
		860,482
Banks - 0.27%
Bank Negara Indonesia Persero Tbk PT (b)	377,000	134,973
Bank of China, Ltd. (b)	1,328,000	589,252
Bank Pan Indonesia Tbk PT (a)(b)	2,825,000	167,050
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (b)	1,870,000	101,847
China CITIC Bank Corp., Ltd. (a)(b)	304,000	195,932
China Everbright Bank Co., Ltd. (b)	387,000	187,388
China Merchants Bank Co., Ltd. (b)	70,000	163,859
Chong Hing Bank, Ltd. (b)	77,000	160,034
Corpbanca SA (b)	16,500,000	132,228
CTBC Financial Holding Co., Ltd. (b)	271,280	138,896
ICICI Bank, Ltd. - ADR	13,000	101,790
Kasikornbank PCL - NVDR	24,300	101,005
Taiwan Business Bank (a)(b)	607,318	150,803
Turkiye Sinai Kalkinma Bankasi AS (b)	233,333	121,476
		2,446,533
Biotechnology - 2.49%
Alexion Pharmaceuticals, Inc. (a)	17,360	3,311,420
Amgen, Inc.	28,825	4,679,162
Biogen, Inc. (a)	9,827	3,010,501
Celgene Corp. (a)	31,773	3,805,135
Gilead Sciences, Inc.	38,979	3,944,285
United Therapeutics Corp. (a)	23,256	3,642,122
		22,392,625

Building Products - 0.02%
China Lesso Group Holdings, Ltd. (b)	157,446	$109,261
Trakya Cam Sanayii AS (b)	148,000	91,726
		200,987
Capital Markets - 0.03%
Haitong International Securitries Group Ltd. (b)	250,000	152,439
Yuanta Financial Holdings Co., Ltd. (b)	242,190	88,837
		241,276
Chemicals - 0.12%
Aeci, Ltd. (b)	5,503	31,548
China BlueChemical, Ltd. (b)	212,000	57,393
China Lumena New Materials Corp. (a)(b)(e)(f)	838,000	6,488
Grupa Azoty SA (a)(b)	5,215	132,281
Gubre Fabrikalari TAS (b)	37,200	72,377
Kukdo Chemical Co., Ltd. (b)	1,780	89,336
PTT Global Chemical PCL - NVDR	60,700	83,964
Scientex BHD (b)	78,000	176,916
SKC Co., Ltd. (b)	4,000	113,972
Soda Sanayii AS (b)	206,520	299,243
		1,063,518
Commercial Banks - 2.04%
BB&T Corp.	97,712	3,694,491
Fifth Third Bancorp	180,926	3,636,612
KeyCorp	282,379	3,724,579
PNC Financial Services Group, Inc.	38,562	3,675,344
SunTrust Banks, Inc.	85,014	3,642,000
		18,373,026
Commercial Services & Supplies - 0.01%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (b)	10,400	111,458

Construction & Engineering - 2.19%
Chicago Bridge & Iron Co. NV (b)	85,511	3,334,074
Comfort Systems USA, Inc.	118,898	3,379,081
EMCOR Group, Inc.	73,750	3,542,950
Fluor Corp.	98,870	4,668,642
Jacobs Engeneering Group, Inc. (a)	113,652	4,767,701
		19,692,448
Consumer Finance - 1.98%
Capital One Financial Corp.	86,146	6,218,018
Discover Financial Services	116,936	6,270,108
Navient Corp.	220,443	2,524,073
PRA Group, Inc. (a)	38,651	1,340,803
Santander Consumer USA Holdings, Inc. (a)	89,094	1,412,140
		17,765,142
Containers & Packaging - 0.02%
Kian JOO CAN Factory BHD (a)(b)	180,700	138,734

Distributors - 0.03%
Dogus Otomotiv Servis ve Ticaret AS (b)	18,500	69,891
Xinhua Winshare Publishing and Media Co., Ltd. (b)	190,000	172,247
		242,138
Diversified Consumer Services - 0.01%
Kroton Educacional SA (b)	24,000	57,407

Diversified Financial Services - 0.04%
Fubon Financial Holding Co., Ltd. (b)	170,000	231,239
Metro Pacific Investments Corp. (b)	1,469,400	162,103
		393,342
Diversified Telecommunication Services - 0.06%
China Communications Services Corp., Ltd. (b)	358,000	133,914
China Telecom Corp., Ltd. - ADR	2,782	129,224
Telekomunikasi Indonesia Persero Tbk PT - ADR	5,492	243,845
		506,983
Electric Utilities - 0.01%
Tenaga Nasional Bhd (b)	36,000	111,463

Electrical Equipment - 0.01%
Jiangnan Group, Ltd. (b)	426,000	83,237

Electronic Equipment, Instruments & Components - 2.13%
Arrow Electronics, Inc. (a)	80,250	$4,347,945
Avnet, Inc.	103,507	4,434,240
Chin-Poon Industrial Co., Ltd. (b)	151,000	241,887
DataTec, Ltd. (b)	22,995	76,576
Flexium Interconnect, Inc. (b)	30,203	71,677
Hon Hai Precision Industry Co., Ltd. (b)	93,000	227,599
Ingram Micro, Inc. - Class A	160,173	4,866,056
Jahwa Electronics Co., Ltd. (b)	7,960	102,892
LG Innotek Co., Ltd. (b)	2,161	179,630
Taiwan Union Technology Corp. (b)	145,000	118,313
Tech Data Corp. (a)	62,890	4,174,638
VST Holdings, Ltd. (b)	478,000	129,227
Wasion Group Holdings, Ltd. (b)	158,000	163,498
		19,134,178
Food & Staples Retailing - 2.35%
CVS Health Corp.	87,784	8,582,642
Matahari Putra Prima TBK PT (b)	530,000	69,604
Raia Drogasil SA (b)	19,300	172,699
Rite Aid Corp. (a)	459,556	3,602,919
Walgreens Boots Alliance, Inc.	102,196	8,702,500
		21,130,364
Food Products - 0.18%
Astral Foods, Ltd. (b)	9,200	69,007
BRF SA - ADR	7,017	96,975
CJ CheilJedang Corp. (b)	310	99,155
Gruma Sab de CV (b)	9,300	130,846
Indofood Sukses Makmur Tbk PT (b)	251,000	93,427
Industrias Bachoco Sab de CV (b)	24,000	97,549
JBS SA (b)	24,900	77,273
Kernel Holding SA (b)	20,200	246,874
Namchow Chemical Industiral Co., Ltd. (b)	55,000	113,271
Sao Martinho SA (b)	10,600	122,387
Thai Union Group PCL - NVDR	256,800	121,991
Thai Vegetable Oil PCL - NVDR	165,000	102,355
Uni-President Enterprises Corp. (b)	66,560	110,951
WH Group Ltd. (a)(b)	167,000	92,947
		1,575,008
Gas Utilities - 0.01%
Gasco SA (b)	12,885	93,759

Health Care Equipment & Supplies - 0.03%
Kossan Rubber Industries (b)	144,100	311,731

Health Care Providers & Services - 6.67%
Aetna, Inc.	46,185	4,993,522
AmerisourceBergen Corp.	36,358	3,770,688
Anthem, Inc.	34,393	4,795,760
Banmedica SA (b)	57,000	82,134
Cardinal Health, Inc.	87,129	7,778,006
Centene Corp. (a)	41,272	2,716,110
Cigna Corp.	26,532	3,882,428
Health Net, Inc. (a)	43,237	2,960,005
Henry Schein, Inc. (a)	18,015	2,849,793
Humana, Inc.	20,636	3,683,732
Magellan Health, Inc. (a)	41,272	2,544,832
McKesson Corp.	28,825	5,685,155
Mediclinic International, Ltd. (b)	36,599	281,517
Netcare, Ltd. (b)	45,000	98,558
Owens & Minor, Inc.	37,341	1,343,529
Patterson Cos., Inc.	53,063	2,398,978
PharMerica Corp. (a)	39,306	1,375,710
Qualicorp SA (b)	44,500	158,280
Quest Diagnostics, Inc.	36,031	2,563,245
Select Medical Holdings Corp.	81,561	971,392
Sinopharm Group Co., Ltd. (b)	34,000	135,736
UnitedHealth Group, Inc.	41,599	4,893,706
		59,962,816

Hotels, Restaurants & Leisure - 0.03%
China Travel International Investment Hong Kong, Ltd. (b)	270,000	$112,926
CVC Brasil Operadora e Agencia de Viagens SA (b)	18,900	64,320
REXLot Holdings, Ltd. (b)(e)(f)	1,406,000	79,824
		257,070
Household Durables - 2.85%
CalAtlantic Group, Inc.	135,607	5,142,218
D.R. Horton, Inc.	158,535	5,077,876
Haier Electronics Group Co., Ltd. (b)	112,000	226,073
Lennar Corp. - Class A	126,763	6,199,978
Lentex SA (b)	58,688	130,395
Meritage Homes Corp. (a)	60,270	2,048,577
MRV Engenharia e Participacoes SA (b)	47,800	104,507
PulteGroup, Inc.	357,032	6,362,310
Steinhoff International Holdings, Ltd. (b)	66,595	338,078
		25,630,012
Independent Power and Renewable Electricity Producers - 0.02%
China Power International Development, Ltd. (b)	308,000	177,295

Independent Power Producers & Energy Traders - 0.01%
Huaneng Power International, Inc. - ADR	3,600	123,480

Industrial Conglomerates - 0.03%
KAP Industrial Holdings Ltd. (b)	319,000	141,425
Turkiye Sise ve Cam Fabrikalari AS (b)	140,303	153,341
		294,766
Insurance - 5.57%
Alleghany Corp. (a)	3,931	1,878,743
Allied World Assurance Co. Holdings AG (b)	55,029	2,046,529
Allstate Corp.	90,077	5,592,881
Anadolu Anonim Turk Sigorta Sirketi (b)	265,000	144,476
Aspen Insurance Holdings, Ltd. (b)	49,133	2,373,124
Assured Guaranty, Ltd. (b)	218,477	5,774,347
Axis Capital Holdings, Ltd. (b)	44,547	2,504,432
Cathay Financial Holding Co., Ltd. (b)	132,000	184,924
China Taiping Insurance Holdings Co., Ltd. (a)(b)	42,000	128,919
Endurance Specialty Holdings, Ltd. (b)	49,788	3,185,934
Everest Re Group, Ltd. (b)	41,439	7,587,066
Hanover Insurance Group, Inc.	24,239	1,971,600
Hanwha Life Insurance Co., Ltd. (b)	16,300	102,410
Korean Reinsurance Co. (b)	9,700	116,629
New China Life Insurance Co., Ltd. (b)	56,600	236,525
PICC Property & Casualty Co., Ltd. (b)	508,000	1,002,546
Ping An Insurance Group Co. of China, Ltd. (b)	52,000	286,765
Porto Seguro SA (b)	12,500	90,764
Reinsurance Group of America, Inc.	55,029	4,707,731
Santam, Ltd. (b)	8,596	105,013
Travelers Companies, Inc.	59,615	6,728,149
Validus Holdings, Ltd. (b)	72,389	3,350,887
		50,100,394
Internet Software & Services - 0.07%
Tencent Holdings, Ltd. (b)	31,000	606,980

IT Services - 5.83%
Accenture PLC - Class A (b)	32,428	3,388,726
Amdocs, Ltd.	42,582	2,323,700
CACI International Inc. - Class A (a)	18,998	1,762,634
CGI Group, Inc. - Class A (a)(b)	40,616	1,625,858
Cognizant Technology Solutions Corp. - Class A (a)	42,582	2,555,772
Computer Sciences Corp.	56,339	1,841,159
Convergys Corp.	77,630	1,932,211
CSRA, Inc.	56,339	1,690,170
DST Systems, Inc.	30,462	3,474,496
Fiserv, Inc. (a)	51,753	4,733,329
Global Payments, Inc.	56,994	3,676,683
International Business Machines Corp.	37,013	5,093,729
Korea Information & Communications Co., Ltd. (a)(b)	9,000	101,502
MasterCard, Inc. - Class A	56,994	5,548,936
Net 1 UEPS Technologies, Inc. (a)(b)	6,317	85,343
NeuStar, Inc. - Class A (a)	60,597	1,452,510

Nice Information & Telecommunication, Inc. (b)	7,000	$189,211
Science Applications International Corp.	37,996	1,739,457
Teradata Corp. (a)	41,272	1,090,406
TravelSky Technology, Ltd. (b)	208,000	340,558
Visa, Inc. - Class A	80,250	6,223,388
Western Union Co.	87,129	1,560,480
		52,430,258
Machinery - 0.03%
Hy-Lok Corp. (b)	6,750	142,423
United Tractors Tbk PT (b)	112,100	136,494
		278,917
Media - 2.78%
Comcast Corp. - Class A	65,838	3,715,239
Interpublic Group of Cos, Inc.	288,246	6,710,367
Megacable Holdings SAB de CV (b)	28,000	103,961
Multiplus SA (b)	9,600	90,389
Omnicom Group, Inc.	102,524	7,756,966
WPP PLC - ADR	57,649	6,614,646
		24,991,568
Metals & Mining - 0.02%
Eregli Demir ve Celik Fabrikalari TAS (b)	152,000	158,174

Multiline Retail - 2.08%
Big Lots, Inc.	83,526	3,219,092
Burlington Stores, Inc. (a)	19,326	829,085
Dollar General Corp.	97,611	7,015,303
Target Corp.	105,472	7,658,322
		18,721,802
Oil, Gas & Consumable Fuels - 3.54%
Alon USA Energy, Inc.	105,472	1,565,204
China Petroleum & Chemical Corp. - ADR	6,799	407,804
CNOOC, Ltd. - ADR	1,398	145,923
Delek US Holdings, Inc.	93,025	2,288,415
Marathon Petroleum Corp.	113,333	5,875,183
NewOcean Energy Holdings, Ltd. (b)	266,000	103,627
Phillips 66	53,063	4,340,553
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	134,185	175,134
PTT PCL - NVDR	18,800	126,645
Tesoro Corp.	56,011	5,901,879
Valero Energy Corp.	126,435	8,940,219
Western Refining, Inc.	55,029	1,960,133
		31,830,719
Paper & Forest Products - 0.06%
Fibria Celulose SA - ADR	25,433	322,745
Sappi, Ltd. (a)(b)	40,934	171,989
		494,734
Personal Products - 0.32%
AMOREPACIFIC Group (b)	4,750	593,421
Nu Skin Enterprises, Inc. - Class A	60,597	2,296,020
		2,889,441
Pharmaceuticals - 0.09%
China Traditional Chinese Medicine Co., Ltd. (a)(b)	420,000	283,254
Dr. Reddy’s Laboratories, Ltd. - ADR	5,406	250,244
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	40,000	112,817
Sino Biopharmaceutical, Ltd. (b)	156,000	141,042
		787,357
Professional Services - 0.42%
ManpowerGroup, Inc.	44,547	3,754,867

Real Estate - 0.01%
Cosco Capital, Inc. (b)	565,200	98,415

Real Estate Management & Development - 0.17%
China Jinmao Holdings Group, Ltd. (b)	466,000	158,731
China Vanke Co., Ltd. (b)	94,100	279,666
Filinvest Land, Inc. (b)	2,700,000	103,733
KWG Property Holding, Ltd. (b)	270,500	199,403
New World Development Co., Ltd. (b)	164,000	161,038
Shimao Property Holdings, Ltd. (b)	84,500	148,953

SP Setia Bhd Group (b)	146,000	$108,815
Sunway Bhd (b)	205,900	147,551
Vista Land & Lifestyles, Inc. (b)	1,600,000	175,666
		1,483,556
Road & Rail - 0.01%
JSL SA (b)	51,476	93,511

Semiconductors & Semiconductor Equipment - 0.18%
Advanced Semiconductor Engineering, Inc. - ADR	23,100	130,977
Samsung Electronics Co., Ltd. (b)	853	909,795
SK Hynix, Inc. (b)	5,100	131,748
Taiwan Semiconductor Co., Ltd. (b)	151,000	157,380
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,557	194,672
Wonik IPS Co., Ltd. (a)(b)	9,900	94,406
		1,618,978
Specialty Retail - 3.23%
Advance Auto Parts, Inc.	12,114	1,823,278
Asbury Automotive Group, Inc. (a)	44,220	2,982,197
AutoNation, Inc. (a)	61,907	3,693,372
AutoZone, Inc. (a)	4,646	3,446,914
Berjaya Auto Bhd (b)	171,000	85,102
CarMax, Inc. (a)	74,354	4,012,885
Group 1 Automotive, Inc.	34,393	2,603,550
Lithia Motors, Inc. - Class A	31,117	3,319,250
O’Reilly Automotive, Inc. (a)	13,757	3,486,299
Penske Automotive Group, Inc.	80,250	3,397,785
Super Group, Ltd. (a)(b)	88,000	215,912
		29,066,544
Technology Hardware, Storage & Peripherals - 0.12%
Catcher Technology Co., Ltd. (b)	25,000	208,410
Foxconn Technology Co., Ltd. (b)	47,470	99,997
Pegatron Corp. (b)	290,000	630,741
TCL Communication Technology Holdings Ltd. (b)	165,000	120,927
		1,060,075
Textiles, Apparel & Luxury Goods - 0.07%
Grendene SA (b)	21,500	91,394
Guararapes Confeccoes SA (b)	6,300	73,176
Shenzhou International Group Holdings, Ltd. (b)	73,000	418,347
		582,917
Transportation Infrastructure - 0.07%
Shenzhen International Holdings, Ltd. (b)	124,000	228,173
TAV Havalimanlari Holding AS (b)	19,000	118,436
Tianjin Port Development Holdings, Ltd. (b)	450,000	74,573
Wilson Sons, Ltd. - BDR	24,800	206,863
		628,045
Wireless Telecommunication Services - 0.06%
China Mobile, Ltd. - ADR	6,930	390,367
SK Telecom Co., Ltd. - ADR	8,361	168,474
		558,841
TOTAL COMMON STOCKS (Cost $413,161,292)		$495,636,504

PREFERRED STOCKS - 0.03%
Banks - 0.00%
Itau Unibanco Holding SA - ADR	10,775	$70,145

Chemicals - 0.02%
Braskem SA - ADR	12,267	166,095

Food & Staples Retailing - 0.01%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	7,141	75,124
TOTAL PREFERRED STOCKS (Cost $509,694)		$311,364

INVESTMENT COMPANIES - 7.84%
Exchange Traded Funds - 7.84%
CurrencyShares Euro Trust (a)	45,580	$4,849,712
CurrencyShares Japanese Yen Trust (a)(h)	117,346	9,461,608
iShares CMBS ETF	20,199	1,021,261
iShares MBS ETF	165,675	17,843,197
iShares MSCI India Small-Cap ETF	15,020	499,866

PowerShares Build America Bond Portfolio	108,822	$3,154,750
SPDR Barclays International Treasury Bond ETF (a)	539,187	27,838,225
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,555,419
Vanguard Mortgage-Backed Securities ETF	79,679	4,195,099
TOTAL INVESTMENT COMPANIES (Cost $72,592,976)		$70,419,137

	Principal Amount		Fair Value
CORPORATE BONDS - 3.92%
Banks - 0.96%
JP Morgan Chase & Co.
1.500%, 01/27/2025		$4,600,000	$4,912,712
Wells Fargo & Co.
1.125%, 10/29/2021		3,430,000	3,741,207
			8,653,919
Beverage - 0.29%
Coca-Cola Co.
0.750%, 03/09/2023		2,460,000	2,602,686

Capital Markets - 0.52%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018		4,326,000	4,697,673

Diversified Telecommunication Services - 0.50%
AT&T, Inc.
3.400%, 05/15/2025		4,700,000	4,517,123

Health Care Providers & Services - 0.29%
Coventry Health Care, Inc.
5.950%, 03/15/2017		2,469,000	2,592,744

Industrial Conglomerates - 0.48%
General Electric Co.
5.250%, 12/06/2017		4,012,000	4,283,548

Internet Software & Services - 0.38%
Alibaba Group Holding Ltd.
2.500%, 11/28/2019 (Cost $3,498,992, Acquisition Date 4/14/15) (b)(d)		3,480,000	3,399,814

Software - 0.50%
Oracle Corp.
2.950%, 05/15/2025		4,620,000	4,500,758
TOTAL CORPORATE BONDS (Cost $35,420,809)			$35,248,265

MUNICIPAL BONDS - 0.28%
State of California
5.700%, 11/01/2021		$2,180,000	$2,557,358
TOTAL MUNICIPAL BONDS (Cost $2,542,770)			$2,557,358

UNITED STATES TREASURY OBLIGATIONS - 3.37%
United States Treasury Notes - 3.37%
0.625%, 07/15/2016		$10,660,000	$10,660,831
2.125%, 05/15/2025		19,870,000	19,610,756
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $30,205,144)			$30,271,587

FOREIGN GOVERNMENT BONDS - 2.50%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)	JPY	410,000,000	$3,461,949
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY	410,000,000	3,483,781
Government of France
0.500%, 05/25/2025 (b)	EUR	4,570,000	4,785,237
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP	2,950,000	4,839,578
Republic of Italy
1.350%, 04/15/2022 (b)	EUR	5,330,000	5,926,919
TOTAL FOREIGN GOVERNMENT BONDS (Cost $24,235,212)			$22,497,464

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 22.79%
Money Market Funds - 22.79%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.010% (c)(g)	204,797,624	$204,797,624
TOTAL SHORT-TERM INVESTMENTS (Cost $204,797,624)		$204,797,624

Total Investments (Cost $783,465,521) - 95.88%		$861,739,303
Other Assets in Excess of Liabilities - 4.12%		37,051,372
TOTAL NET ASSETS - 100.00%		$898,790,675

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BDR	Brazillian Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2015, the market value of these securities total $3,399,814, which represents 0.38% of total net assets.

(e)	Illiquid security. The fair value of these securities total $86,312 which represents less than 0.01% of total net assets.
(f)	These securities are currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short.
(h)	Affiliated security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 14.21%
Automobiles - 0.25%
Tesla Motors, Inc.	9,366	$2,247,934

Beverages - 0.22%
Boston Beer Co., Inc. - Class A	9,695	1,957,517

Building Products - 0.06%
Trex Co, Inc.	15,137	575,812

Capital Markets - 0.15%
Financial Engines, Inc.	20,211	680,504
Virtus Investment Partners, Inc.	5,335	626,649
		1,307,153
Chemicals - 1.01%
Ashland, Inc.	19,344	1,986,629
FMC Corp.	47,827	1,871,470
Monsanto Co.	21,659	2,133,845
Platform Specialty Products Corp.	66,383	851,694
W.R. Grace & Co.	22,758	2,266,469
		9,110,107
Commercial Services & Supplies - 0.52%
Copart, Inc.	54,428	2,068,808
Mobile Mini, Inc.	14,788	460,350
Waste Connections, Inc.	37,752	2,126,193
		4,655,351
Communications Equipment - 0.08%
Viavi Solutions, Inc.	116,417	708,980

Computers & Peripherals - 0.17%
NetApp, Inc.	58,489	1,551,713

Diversified Consumer Services - 0.07%
LifeLock, Inc.	44,504	638,632

Diversified Telecommunication Services - 0.45%
Level 3 Communications, Inc.	38,368	2,085,685
Zayo Group Holdings, Inc.	75,129	1,997,680
		4,083,365
Electronic Equipment, Instruments & Components - 0.15%
Dolby Laboratories, Inc. - Class A	19,690	662,569
Itron, Inc.	19,389	701,494
		1,364,063
Energy Equipment & Services - 0.36%
Core Laboratories NV (b)	11,831	1,286,503
RPC, Inc.	54,132	646,877
Weatherford International PLC (b)	150,184	1,260,044
		3,193,424
Gas Utilities - 0.12%
Energen Corp.	26,208	1,074,266

Health Care Equipment & Supplies - 1.33%
Baxter International, Inc.	52,745	2,012,222
Becton Dickinson & Co.	13,665	2,105,640
DexCom, Inc.	23,376	1,914,494
Haemonetics Corp.	20,950	675,428

IDEXX Labs, Inc.	19,925	$1,452,931
Nevro Corp.	20,041	1,352,968
Wright Medical Group NV (b)	21,114	510,536
Zimmer Biomet Holdings, Inc.	18,732	1,921,716
		11,945,935
Health Care Providers & Services - 0.07%
Kindred Healthcare, Inc.	53,837	641,199

Health Care Technology - 0.26%
Medidata Solutions, Inc.	15,076	743,096
Veeva Systems, Inc. - Class A	54,799	1,580,951
		2,324,047
Hotels, Restaurants & Leisure - 0.85%
Buffalo Wild Wings, Inc.	13,054	2,084,071
Melco Crown Entertainment, Ltd. - ADR	101,875	1,711,500
Restaurant Brands International, Inc. (b)	47,980	1,792,533
Wendy’s Co.	187,039	2,014,410
		7,602,514
Household Products - 0.07%
HRG Group, Inc.	46,173	626,106

Internet & Catalog Retail - 0.07%
Shutterfly, Inc.	14,604	650,754

Internet Software & Services - 0.92%
Benefitfocus, Inc.	38,532	1,402,180
ComScore, Inc.	16,062	660,951
Cornerstone OnDemand, Inc.	20,414	704,895
Demandware, Inc.	28,262	1,525,300
Envestnet, Inc.	15,199	453,690
Gogo, Inc.	47,898	852,584
LinkedIn Corp. - Class A	9,006	2,027,071
Marketo, Inc.	23,004	660,445
		8,287,116
Machinery - 0.51%
EnPro Industries, Inc.	11,009	482,635
Manitowoc Co., Inc.	104,833	1,609,187
Oshkosh Corp.	48,910	1,909,446
Proto Labs, Inc.	9,448	601,743
		4,603,011
Media - 0.79%
DreamWorks Animation SKG, Inc. - Class A	29,012	747,639
IMAX Corp. (b)	42,475	1,509,562
Liberty Global PLC - Class A (b)	48,102	2,037,601
MDC Partners, Inc. - Class A	27,469	596,627
News Corp. - Class A	163,001	2,177,693
		7,069,122
Metals & Mining - 0.26%
Stillwater Mining Co.	67,616	579,469
Tahoe Resources, Inc.	68,210	591,381
United States Steel Corp.	150,923	1,204,365
		2,375,215
Multiline Retail - 0.23%
Dollar Tree, Inc.	26,842	2,072,739

Oil, Gas & Consumable Fuels - 1.17%
Anadarko Petroleum Corp.	19,143	929,967
Apache Corp.	46,415	2,064,075
Cameco Corp. (b)	108,448	1,337,164
Carrizo Oil & Gas, Inc.	49,799	1,473,054
Cheniere Energy, Inc.	23,661	881,372

Concho Resources, Inc.	12,570	$1,167,250
Exxon Mobil Corp.	23,109	1,801,347
InterOil Corp. (b)	26,044	818,303
		10,472,532
Pharmaceuticals - 0.76%
Bristol—Myers Squibb Co.	29,615	2,037,216
Medicines Co.	48,828	1,823,238
Nektar Therapeutics	38,858	654,757
Pacira Pharmaceuticals, Inc.	30,152	2,315,372
		6,830,583
Professional Services - 0.08%
Advisory Board Co.	13,635	676,432

Real Estate Investment Trusts (REITs) - 0.46%
American Tower Corp.	19,471	1,887,713
FelCor Lodging Trust, Inc.	85,415	623,530
Paramount Group, Inc.	53,370	965,997
Potlatch Corp.	20,861	630,837
		4,108,077
Real Estate Management & Development - 0.08%
Kennedy—Wilson Holdings, Inc.	31,056	747,829

Semiconductors & Semiconductor Equipment - 0.77%
Cypress Semiconductor Corp.	135,971	1,333,875
M/A—COM Technology Solutions Holdings, Inc.	18,956	775,111
Qorvo, Inc.	36,767	1,871,440
Semtech Corp.	39,353	744,559
SunPower Corp.	73,367	2,201,744
		6,926,729
Software - 1.64%
Bottomline Technologies, Inc.	25,880	769,413
CommVault Systems, Inc.	27,112	1,066,857
Infoblox, Inc.	37,247	684,972
Intuit, Inc.	21,068	2,033,062
NetSuite, Inc.	24,236	2,050,850
ServiceNow, Inc.	23,325	2,019,012
Splunk, Inc.	30,115	1,771,063
Tableau Software, Inc. - Class A	21,462	2,022,150
Workday, Inc. - Class A	29,577	2,356,695
		14,774,074
Trading Companies & Distributors - 0.06%
NOW, Inc.	36,957	584,660

Wireless Telecommunication Services - 0.22%
SBA Communications Corp. - Class A	18,706	1,965,439
TOTAL COMMON STOCKS (Proceeds $134,310,218)		$127,752,430

INVESTMENT COMPANIES - 2.75%
Exchange Traded Funds - 2.75%
SPDR S&P 500 ETF Trust	121,216	$24,714,730
TOTAL INVESTMENT COMPANIES (Proceeds $25,011,667)		$24,714,730

TOTAL SECURITIES SOLD SHORT
(Proceeds $159,321,885) - 16.96%		$152,467,160

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non—income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$784,382,251
Gross unrealized appreciation	$102,184,360
Gross unrealized depreciation	(24,827,308)
Net unrealized appreciation	$77,357,052

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2015

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$23,785,704	$—	$—	$23,785,704
Air Freight & Logistics	—	95,804	—	95,804
Airlines	31,986,428	593,303	—	32,579,731
Auto Components	3,007,240	560,654	—	3,567,894
Automobiles	533,584	326,898	—	860,482
Banks	101,790	2,344,743	—	2,446,533
Biotechnology	22,392,625	—	—	22,392,625
Building Products	—	200,987	—	200,987
Capital Markets	—	241,276	—	241,276
Chemicals	163,829	893,201	6,488	1,063,518
Commercial Banks	18,373,026	—	—	18,373,026
Commercial Services & Supplies	—	111,458	—	111,458
Construction & Engineering	19,692,448	—	—	19,692,448
Consumer Finance	17,765,142	—	—	17,765,142
Containers & Packaging	—	138,734	—	138,734
Distributors	—	242,138	—	242,138
Diversified Consumer Services	—	57,407	—	57,407
Diversified Financial Services	—	393,342	—	393,342
Diversified Telecommunication Services	373,069	133,914	—	506,983
Electric Utilities	—	111,463	—	111,463
Electrical Equipment	—	83,237	—	83,237
Electronic Equipment, Instruments & Components	17,899,455	1,234,723	—	19,134,178
Food & Staples Retailing	20,888,061	242,303	—	21,130,364
Food Products	394,377	1,180,631	—	1,575,008
Gas Utilities	—	93,759	—	93,759
Health Care Equipment & Supplies	—	311,731	—	311,731
Health Care Providers & Services	59,288,725	674,091	—	59,962,816
Hotels, Restaurants & Leisure	—	177,246	79,824	257,070
Household Durables	25,169,037	460,975	—	25,630,012
Independent Power and Renewable Electricity Producers	—	177,295	—	177,295
Independent Power Producers & Energy Traders	123,480	—	—	123,480
Industrial Conglomerates	—	294,766	—	294,766
Insurance	47,845,899	2,254,495	—	50,100,394
Internet Software & Services	—	606,980	—	606,980
IT Services	51,798,987	631,271	—	52,430,258
Machinery	—	278,917	—	278,917
Media	24,901,179	90,389	—	24,991,568
Metals & Mining	—	158,174	—	158,174
Multiline Retail	18,721,802	—	—	18,721,802
Oil, Gas & Consumable Fuels	31,425,313	405,406	—	31,830,719
Paper & Forest Products	322,745	171,989	—	494,734
Personal Products	2,296,020	593,421	—	2,889,441
Pharmaceuticals	250,244	537,113	—	787,357
Professional Services	3,754,867	—	—	3,754,867
Real Estate	—	98,415	—	98,415
Real Estate Management & Development	108,815	1,374,741	—	1,483,556
Road & Rail	—	93,511	—	93,511
Semiconductors & Semiconductor Equipment	325,649	1,293,329	—	1,618,978
Specialty Retail	28,765,530	301,014	—	29,066,544
Technology Hardware, Storage & Peripherals	—	1,060,075	—	1,060,075
Textiles, Apparel & Luxury Goods	—	582,917	—	582,917
Transportation Infrastructure	206,863	421,182	—	628,045
Wireless Telecommunication Services	558,841	—	—	558,841
Total Common Stocks	473,220,774	22,329,418	86,312	495,636,504
Preferred Stocks	311,364	—	—	311,364
Exchange Traded Funds	70,419,137	—	—	70,419,137
Corporate Bonds	—	35,248,265	—	35,248,265
Municipal Bonds	—	2,557,358	—	2,557,358
United States Treasury Obligations	—	30,271,587	—	30,271,587
Foreign Government Bonds	—	22,497,464	—	22,497,464
Money Market Funds	204,797,624	—	—	204,797,624
Total Investments in Securities	$748,748,899	$112,904,092	$86,312	$861,739,303

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$127,752,430	$—	$—	$127,752,430
Exchange Traded Funds	24,714,730	—	—	24,714,730
Total Securities Sold Short	$152,467,160	$—	$—	$152,467,160

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015:

Total Investments	Level 1*	Level 2*	Level 3
Transfers into:	$792,657	$1,456,029	$—
Transfers out of:	(1,456,029)	(792,657)	—
Net Transfers into and/or out of:	$(663,372)	$663,372	$—

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2015	$86,312
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of December 31, 2015	$86,312

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2015	$—

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2015 are as follows:

	Fair Value at 12/31/2015	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$6,488	Comparable discount	Discount	0.06HKD
Common Stock	79,824	Last traded price due to halt in trading	Price	0.44 HKD

Leuthold Global Fund
Consolidated Schedule of Investments
December 31, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 56.35%
Airlines - 3.36%
Alaska Air Group, Inc.	10,759	$866,207
American Airlines Group, Inc.	44,209	1,872,251
Copa Holdings SA - Class A (b)	5,332	257,322
Delta Air Lines, Inc.	59,090	2,995,272
International Consolidated Airlines Group SA (b)	113,032	1,016,285
JetBlue Airways Corp. (a)	66,412	1,504,232
United Continental Holdings, Inc. (a)	15,943	913,534
		9,425,103
Auto Components - 3.04%
Brembo SpA (b)	12,735	615,267
Calsonic Kansei Corp. (b)	162,000	1,428,201
Goodyear Tire & Rubber Co.	43,309	1,414,905
Lear Corp.	15,324	1,882,247
Leoni AG (b)	6,334	248,959
Magna International, Inc. (b)	35,824	1,453,021
Plastic Omnium SA (b)	29,283	930,817
Showa Corp. (b)	59,700	553,934
		8,527,351
Automobiles - 3.69%
Daihatsu Motor Co., Ltd. (b)	15,000	202,351
Ford Motor Co.	72,267	1,018,242
Geely Automobile Holdings, Ltd. (b)	665,000	351,391
General Motors Co.	36,731	1,249,221
Great Wall Motor Co., Ltd. (b)	678,500	783,686
Hyundai Motor Co. (b)	3,658	461,361
Kia Motors Corp. (b)	14,530	647,892
Mitsubishi Motor Corp. (b)	101,000	854,514
Nissan Motor Co., Ltd. (b)	74,500	780,070
Renault SA (b)	9,292	930,092
Tata Motors, Ltd. - ADR	35,743	1,053,346
Thor Industries, Inc.	8,443	474,075
Toyota Motor Corp. - ADR (a)	8,451	1,039,811
Volkswagen AG (b)	3,149	483,899
		10,329,951
Building Products - 1.07%
Asahi Glass Co., Ltd. (b)	206,000	1,180,143
Owens Corning	25,928	1,219,394
Universal Forest Products, Inc.	8,716	595,913
		2,995,450
Chemicals - 3.38%
AK Holdings, Inc. (b)	5,627	301,925
Denki Co., Ltd. (b)	302,000	1,338,180
Hyosung Corp. (b)	7,595	751,173
Lotte Chemical Corp. (b)	6,202	1,265,501
LyondellBasell Industries NV - Class A (b)	25,825	2,244,192
Mitsui Chemicals, Inc. (b)	221,000	980,137
Orica, Ltd. (b)	103,365	1,158,069
Tosoh Corp. (b)	280,000	1,440,323
		9,479,500
Construction & Engineering - 0.37%
Fluor Corp.	21,688	1,024,107

Consumer Finance - 0.64%
Navient Corp.	81,817	936,805
Santander Consumer USA Holdings, Inc. (a)	54,614	865,632
		1,802,437

Electric Utilities - 0.34%
Korea Electric Power Corp. - ADR	45,329	$959,615

Health Care Providers & Services - 3.32%
AMN Healthcare Services, Inc. (a)	27,041	839,623
Cardinal Health, Inc.	14,660	1,308,698
Express Scripts Holding Co. (a)	14,439	1,262,113
Magellan Health, Inc. (a)	13,930	858,924
McKesson Corp.	6,792	1,339,586
Medipal Holdings Corp. (b)	47,200	804,477
Owens & Minor, Inc.	21,916	788,538
Quest Diagnostics, Inc.	13,900	988,846
Select Medical Holdings Corp.	49,688	591,784
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	233,800	503,935
		9,286,524
Household Durables - 3.69%
Barratt Developments PLC (b)	147,116	1,355,640
Bellway PLC (b)	25,426	1,063,154
Berkeley Group Holdings PLC (b)	27,993	1,521,807
CalAtlantic Group, Inc.	46,922	1,779,282
Lennar Corp. - Class A	23,435	1,146,206
Meritage Homes Corp. (a)	23,966	814,604
Pioneer Corp. (b)	177,700	489,193
Redrow PLC (b)	78,757	545,660
Sekisui House, Ltd. (b)	62,700	1,054,222
Sumitomo Forestry Co., Ltd. (b)	42,000	566,711
		10,336,479
Insurance - 8.50%
Allstate Corp.	29,888	1,855,746
Argo Group International Holdings, Ltd. (b)	10,523	629,696
Aspen Insurance Holdings, Ltd. (b)	18,428	890,073
Assured Guaranty, Ltd. (b)	45,838	1,211,498
Axis Capital Holdings, Ltd. (b)	26,547	1,492,472
Endurance Specialty Holdings, Ltd. (b)	18,775	1,201,412
Everest Re Group, Ltd. (b)	12,079	2,211,544
Insurance Australia Group, Ltd. (b)	152,986	614,392
Intact Financial Corp. (b)	14,889	954,222
MS&AD Insurance Group Holdings, Inc. (b)	53,100	1,557,140
Muenchener Rueckversicherungs AG (b)	11,386	2,268,526
Reinsurance Group of America, Inc.	13,569	1,160,828
SCOR SE (b)	41,170	1,540,497
Swiss Re AG (b)	25,220	2,463,144
Travelers Companies., Inc.	18,509	2,088,926
Validus Holdings, Ltd. (b)	35,972	1,665,144
		23,805,260
IT Services - 3.44%
Amadeus IT Holding SA - Class A (b)	39,843	1,756,076
Convergys Corp.	33,066	823,013
DST Systems, Inc.	10,073	1,148,926
Fidelity National Information Services, Inc.	24,689	1,496,153
MAXIMUS, Inc.	15,781	887,681
Sabre Corp.	43,368	1,213,003
Syntel, Inc. (a)	17,315	783,504
Western Union Co.	85,158	1,525,180
		9,633,536
Life Sciences Tools & Services - 3.06%
Gerresheimer AG (b)	10,877	849,953
ICON PLC (a)(b)	19,925	1,548,173
Lonza Group AG (b)	8,274	1,345,641
PAREXEL International Corp. (a)	20,891	1,423,095
PerkinElmer, Inc.	16,356	876,191
Quintiles Transnational Holdings, Inc. (a)	18,037	1,238,420
VWR Corp. (a)	45,204	1,279,725
		8,561,198

Media - 2.65%
Asatsu-DK, Inc. (b)	14,000	$338,796
Hakuhodo DY Holdings, Inc. (b)	50,100	542,060
Interpublic Group of Cos, Inc.	57,099	1,329,264
Omnicom Group, Inc.	24,062	1,820,531
Publicis Groupe SA (b)	24,151	1,605,938
WPP PLC - ADR	78,012	1,794,425
		7,431,014
Oil, Gas & Consumable Fuels - 3.93%
Alon USA Energy, Inc.	70,453	1,045,522
Delek US Holdings, Inc.	32,115	790,029
Marathon Petroleum Corp.	41,222	2,136,948
Phillips 66	16,319	1,334,894
Tesoro Corp.	17,315	1,824,482
Valero Energy Corp.	35,477	2,508,579
Western Refining, Inc.	38,117	1,357,728
		10,998,182
Paper & Forest Products - 0.17%
China Forestry Holdings Co., Ltd. (a)(b)(e)(f)	2,484,000	48,077
Mercer International, Inc. (b)	48,876	442,328
		490,405
Professional Services - 2.47%
Adecco SA (b)	11,024	754,513
Dun & Bradstreet Corp.	4,565	474,441
Experian PLC (b)	50,314	889,276
FTI Consulting, Inc. (a)	11,408	395,401
Hays PLC (b)	207,504	445,649
Korn/Ferry International	14,277	473,711
ManpowerGroup, Inc.	9,505	801,176
Randstad Holdings NV (b)	13,664	850,881
Robert Half International, Inc.	15,818	745,661
TechnoPro Holdings, Inc. (b)	17,700	516,576
Teleperformance (b)	6,637	558,091
		6,905,376
Real Estate Management & Development - 2.05%
Brookfield Property Partners LP	27,506	639,240
Daiwa House Industry Co., Ltd. (b)	45,700	1,313,708
Deutsche EuroShop AG (b)	7,426	325,293
Deutsche Wohnen AG (b)	32,307	893,352
Jones Lang Lasalle, Inc.	6,497	1,038,610
Kerry Properties, Ltd. (b)	144,000	391,877
Megaworld Corp. (b)	3,289,000	296,312
Pruksa Real Estate PCL - NVDR	401,200	294,417
Takara Leben Co., Ltd. (b)	98,100	544,376
		5,737,185
Road & Rail - 3.32%
Avis Budget Group, Inc. (a)	20,279	735,925
Canadian National Railway Co. (b)	17,221	962,668
Central Japan Railway Co. (b)	8,800	1,562,299
ComfortDelGro Corp., Ltd. (b)	406,000	869,357
CSX Corp.	44,710	1,160,224
Norfolk Southern Corp.	10,449	883,881
Ryder System, Inc.	12,271	697,361
Sankyu, Inc. (b)	96,000	489,775
Seino Holdings Co., Ltd. (b)	59,000	613,854
Swift Transportation Co. (a)	52,151	720,727
Werner Enterprises, Inc.	26,392	617,309
		9,313,380
Transportation Infrastructure - 0.35%
Abertis Infraestructuras SA (b)	62,497	977,420

Wireless Telecommunication Services - 3.51%
China Mobile, Ltd. - ADR	26,105	1,470,495
Freenet AG (b)	36,967	1,247,453
KDDI Corp. (b)	91,400	2,373,676

SoftBank Group Corp. (b)	38,300	$1,933,016
Tele2 AB - Class B (b)	76,309	760,990
Vodafone Group PLC - ADR	63,654	2,053,478
		9,839,108
TOTAL COMMON STOCKS (Cost $147,297,246)		$157,858,581

PREFERRED STOCKS - 0.24%
Automobiles - 0.24%
Porsche Automobile Holding SE (b)	12,492	$672,291
TOTAL PREFERRED STOCKS (Cost $938,636)		$672,291

INVESTMENT COMPANIES - 11.19%
Exchange Traded Funds - 11.19%
CurrencyShares Euro Trust (a)	16,903	$1,798,479
CurrencyShares Japanese Yen Trust (a)	55,540	4,478,190
iShares CMBS ETF	13,500	682,560
iShares Floating Rate Bond ETF	47,650	2,403,466
iShares MBS ETF	82,539	8,889,450
PowerShares Build America Bond Portfolio	56,300	1,632,137
PowerShares International Corporate Bond Portfolio	17,393	438,826
SPDR Barclays International Corporate Bond ETF	14,608	449,927
SPDR Barclays International Treasury Bond ETF (a)	183,702	9,484,534
SPDR Barclays Short-Term International Treasury Bond ETF	36,396	1,082,781
TOTAL INVESTMENT COMPANIES (Cost $32,186,823)		$31,340,350

	Principal Amount	Fair Value
CORPORATE BONDS - 3.96%
Banks - 0.90%
JP Morgan Chase & Co.
1.500%, 01/27/2025	$920,000	$982,542
Wells Fargo & Co.
1.125%, 10/29/2021	1,420,000	1,548,838
		2,531,380
Beverage - 0.33%
Coca-Cola Co.
0.750%, 03/09/2023	870,000	920,462

Diversified Telecommunication Services - 0.56%
AT&T, Inc.
3.400%, 05/15/2025	1,630,000	1,566,577

Industrial Conglomerates - 0.39%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,094,376

Internet & Catalog Retail - 0.39%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,080,946

Internet Software & Services - 0.71%
Alibaba Group Holding Ltd.
2.500%, 11/28/2019 (Cost $2,051,133, Acquisition Date 4/14/15) (b)(d)	2,040,000	1,992,994

Software - 0.68%
Oracle Corp.
2.950%, 05/15/2025	1,940,000	1,889,929
TOTAL CORPORATE BONDS (Cost $11,148,147)		$11,076,664

MUNICIPAL BONDS - 0.36%
State of California
5.700%, 11/01/2021	$850,000	$997,135
TOTAL MUNICIPAL BONDS (Cost $991,447)		$997,135

UNITED STATES TREASURY OBLIGATIONS - 3.91%
United States Treasury Notes - 3.91%
0.625%, 07/15/2016			$2,960,000	$2,960,231
2.125%, 05/15/2025			8,108,000	8,002,215
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $10,941,217)				$10,962,446

FOREIGN GOVERNMENT BONDS - 3.89%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)		JPY	170,000,000	$1,435,442
Development Bank of Japan
1.750%, 03/17/2017 (b)		JPY	160,000,000	1,359,524
Federal Republic of Germany
1.000%, 08/15/2025 (b)		EUR	800,000	899,261
Government of France
0.500%, 05/25/2025 (b)		EUR	2,060,000	2,157,021
Government of United Kingdom
3.750%, 09/07/2020 (b)		GBP	1,570,000	2,575,640
Republic of Italy
1.350%, 04/15/2022 (b)		EUR	2,220,000	2,468,623
TOTAL FOREIGN GOVERNMENT BONDS (Cost $11,718,264)				$10,895,511

		Shares		Fair Value
SHORT-TERM INVESTMENTS - 15.71%
Money Market Funds - 15.71%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)(g)			44,010,856	$44,010,856
TOTAL SHORT-TERM INVESTMENTS (Cost $44,010,856)				$44,010,856

Total Investments (Cost $259,232,636) - 95.61%				$267,813,834
Other Assets in Excess of Liabilities - 4.39% (g)				12,306,707
TOTAL NET ASSETS - 100.00%				$280,120,541

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)				The rate quoted is the annualized seven-day yield as of December 31, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2015, the market value of these securities total $1,992,994, which represents 0.71% of total net assets.

(e)				Illiquid security. The fair value of these securities total $48,077 which represents 0.02% of total net assets.
(f)				The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(g)				All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial
Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
CURRENCY EXPOSURE	Fair	of Total
December 31, 2015	Value	Investments
Australian Dollar	$1,772,461	0.66%
British Pound	11,207,535	4.19
Canadian Dollar	1,916,890	0.72
Euro	25,731,552	9.61
Hong Kong Dollar	2,078,966	0.78
Japanese Yen	26,252,698	9.80
Philippine Peso	296,312	0.11
Singapore Dollar	869,357	0.32
South Korea Won	3,427,852	1.28
Swedish Krona	760,991	0.28
Swiss Franc	4,563,298	1.70
Thai Baht	294,417	0.11
US Dollar	188,641,505	70.44
Total Investments	$267,813,834	100.00%

		Percentage
PORTFOLIO DIVERSIFICATION	Fair	of Total
December 31, 2015	Value	Investments
Australia	$1,772,461	0.66%
Bermuda	9,301,839	3.47
Britain	4,486,261	1.68
Canada	3,812,239	1.42
Cayman Islands	1,992,994	0.74
China	1,687,089	0.63
France	7,722,456	2.89
Germany	7,888,987	2.94
Hong Kong	1,862,372	0.70
India	1,053,346	0.39
Italy	3,083,890	1.15
Japan	25,857,067	9.65
Jersey	2,683,701	1.00
Netherlands	2,286,323	0.86
Panama	257,322	0.10
Philippines	296,312	0.11
Republic of Korea	1,265,501	0.47
Singapore	869,357	0.32
South Korea	3,121,966	1.16
Spain	2,733,496	1.03
Sweden	760,991	0.28
Switzerland	4,563,298	1.70
Thailand	294,417	0.11
United Kingdom	7,639,225	2.85
United States	170,520,924	63.69
Total Investments	$267,813,834	100.00%

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.62%
Automobiles - 0.13%
Tesla Motors, Inc.	1,566	$375,856

Beverages - 0.12%
Boston Beer Co., Inc. - Class A	1,621	327,296

Building Products - 0.03%
Trex Co, Inc.	2,531	96,279

Capital Markets - 0.08%
Financial Engines, Inc.	3,379	113,771
Virtus Investment Partners, Inc.	892	104,774
		218,545
Chemicals - 0.54%
Ashland, Inc.	3,234	332,132
FMC Corp.	7,996	312,883
Monsanto Co.	3,621	356,741
Platform Specialty Products Corp.	11,098	142,387
W.R. Grace & Co.	3,805	378,940
		1,523,083
Commercial Services & Supplies - 0.28%
Copart, Inc.	9,099	345,853
Mobile Mini, Inc.	2,472	76,953
Waste Connections, Inc.	6,311	355,436
		778,242
Communications Equipment - 0.04%
Viavi Solutions, Inc.	19,463	118,530

Computers & Peripherals - 0.09%
NetApp, Inc.	9,778	259,410

Diversified Consumer Services - 0.04%
LifeLock, Inc.	7,440	106,764

Diversified Telecommunication Services - 0.24%
Level 3 Communications, Inc.	6,414	348,665
Zayo Group Holdings, Inc.	12,560	333,970
		682,635
Electronic Equipment, Instruments & Components - 0.08%
Dolby Laboratories, Inc. - Class A	3,292	110,776
Itron, Inc.	3,241	117,259
		228,035
Energy Equipment & Services - 0.19%
Core Laboratories NV (b)	1,978	215,088
RPC, Inc.	9,050	108,147
Weatherford International PLC (b)	25,108	210,656
		533,891
Gas Utilities - 0.06%
Energen Corp.	4,382	179,618

Health Care Equipment & Supplies - 0.71%
Baxter International, Inc.	8,818	336,407
Becton Dickinson & Co.	2,284	351,942
DexCom, Inc.	3,908	320,065
Haemonetics Corp.	3,502	112,904

IDEXX Labs, Inc.	3,331	$242,897
Nevro Corp.	3,350	226,158
Wright Medical Group NV (b)	3,530	85,355
Zimmer Biomet Holdings, Inc.	3,132	321,312
		1,997,040
Health Care Providers & Services - 0.04%
Kindred Healthcare, Inc.	9,000	107,190

Health Care Technology - 0.14%
Medidata Solutions, Inc.	2,520	124,211
Veeva Systems, Inc. - Class A	9,161	264,295
		388,506
Hotels, Restaurants & Leisure - 0.45%
Buffalo Wild Wings, Inc.	2,182	348,356
Melco Crown Entertainment, Ltd. - ADR	17,032	286,138
Restaurant Brands International, Inc. (b)	8,021	299,664
Wendy’s Co.	31,269	336,767
		1,270,925
Household Products - 0.04%
HRG Group, Inc.	7,719	104,670

Internet & Catalog Retail - 0.04%
Shutterfly, Inc.	2,441	108,771

Internet Software & Services - 0.49%
Benefitfocus, Inc.	6,442	234,424
ComScore, Inc.	2,685	110,488
Cornerstone OnDemand, Inc.	3,413	117,851
Demandware, Inc.	4,725	255,008
Envestnet, Inc.	2,541	75,849
Gogo, Inc.	8,008	142,542
LinkedIn Corp. - Class A	1,506	338,971
Marketo, Inc.	3,846	110,419
		1,385,552
Machinery - 0.28%
EnPro Industries, Inc.	1,841	80,710
Manitowoc Co., Inc.	17,526	269,024
Oshkosh Corp.	8,177	319,230
Proto Labs, Inc.	1,580	100,630
		769,594
Media - 0.42%
DreamWorks Animation SKG, Inc. - Class A	4,850	124,985
IMAX Corp. (b)	7,101	252,370
Liberty Global PLC - Class A (b)	8,042	340,659
MDC Partners, Inc. - Class A	4,592	99,738
News Corp. - Class A	27,251	364,073
		1,181,825
Metals & Mining - 0.14%
Stillwater Mining Co.	11,304	96,875
Tahoe Resources, Inc.	11,403	98,864
United States Steel Corp.	25,231	201,344
		397,083
Multiline Retail - 0.12%
Dollar Tree, Inc.	4,487	346,486

Oil, Gas & Consumable Fuels - 0.63%
Anadarko Petroleum Corp.	3,200	155,456
Apache Corp.	7,760	345,087
Cameco Corp. (b)	18,130	223,543
Carrizo Oil & Gas, Inc.	8,325	246,253
Cheniere Energy, Inc.	3,956	147,361

Concho Resources, Inc.	2,101	$195,099
Exxon Mobil Corp.	3,864	301,199
InterOil Corp. (b)	4,354	136,803
		1,750,801
Pharmaceuticals - 0.41%
Bristol—Myers Squibb Co.	4,951	340,579
Medicines Co.	8,163	304,807
Nektar Therapeutics	6,496	109,458
Pacira Pharmaceuticals, Inc.	5,041	387,098
		1,141,942
Professional Services - 0.04%
Advisory Board Co.	2,279	113,061

Real Estate Investment Trusts (REITs) - 0.25%
American Tower Corp.	3,255	315,572
FelCor Lodging Trust, Inc.	14,280	104,244
Paramount Group, Inc.	8,924	161,525
Potlatch Corp.	3,488	105,477
		686,818
Real Estate Management & Development - 0.05%
Kennedy—Wilson Holdings, Inc.	5,192	125,023

Semiconductors & Semiconductor Equipment - 0.41%
Cypress Semiconductor Corp.	22,732	223,001
M/A—COM Technology Solutions Holdings, Inc.	3,169	129,580
Qorvo, Inc.	6,147	312,882
Semtech Corp.	6,579	124,475
SunPower Corp.	12,266	368,103
		1,158,041
Software - 0.88%
Bottomline Technologies, Inc.	4,327	128,642
CommVault Systems, Inc.	4,533	178,374
Infoblox, Inc.	6,227	114,515
Intuit, Inc.	3,522	339,873
NetSuite, Inc.	4,052	342,880
ServiceNow, Inc.	3,899	337,497
Splunk, Inc.	5,035	296,108
Tableau Software, Inc. - Class A	3,588	338,061
Workday, Inc. - Class A	4,945	394,018
		2,469,968
Trading Companies & Distributors - 0.04%
NOW, Inc.	6,179	97,752

Wireless Telecommunication Services - 0.12%
SBA Communications Corp. - Class A	3,127	328,554
TOTAL COMMON STOCKS (Proceeds $22,471,129)		$21,357,786

INVESTMENT COMPANIES - 9.88%
Exchange Traded Funds - 9.88%
iShares MSCI EAFE ETF	249,746	$14,672,578
iShares MSCI Emerging Markets ETF	189,655	6,104,994
SPDR S&P 500 ETF Trust	33,819	6,895,356
TOTAL INVESTMENT COMPANIES (Proceeds $30,296,008)		$27,672,928

TOTAL SECURITIES SOLD SHORT
(Proceeds $52,767,137) - 17.50%		$49,030,714

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non—income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$259,476,554
Gross unrealized appreciation	$19,730,648
Gross unrealized depreciation	(11,393,368)
Net unrealized appreciation	$8,337,280

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2015

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$8,408,818	$1,016,285	$—	$9,425,103
Auto Components	4,750,173	3,777,178	—	8,527,351
Automobiles	4,834,695	5,495,256	—	10,329,951
Building Products	1,815,307	1,180,143	—	2,995,450
Chemicals	2,244,192	7,235,308	—	9,479,500
Construction & Engineering	1,024,107	—	—	1,024,107
Consumer Finance	1,802,437	—	—	1,802,437
Electric Utilities	959,615	—	—	959,615
Health Care Providers & Services	7,978,112	1,308,412	—	9,286,524
Household Durables	3,740,092	6,596,387	—	10,336,479
Insurance	15,361,561	8,443,699	—	23,805,260
IT Services	7,877,460	1,756,076	—	9,633,536
Life Sciences Tools & Services	6,365,604	2,195,594	—	8,561,198
Media	3,149,795	4,281,219	—	7,431,014
Oil, Gas & Consumable Fuels	10,998,182	—	—	10,998,182
Paper & Forest Products	442,328	—	48,077	490,405
Professional Services	2,890,390	4,014,986	—	6,905,376
Real Estate Management & Development	1,677,850	4,059,335	—	5,737,185
Road & Rail	5,778,095	3,535,285	—	9,313,380
Transportation Infrastructure	—	977,420	—	977,420
Wireless Telecommunication Services	3,523,973	6,315,135	—	9,839,108
Total Common Stocks	95,622,786	62,187,718	48,077	157,858,581
Preferred Stocks	—	672,291	—	672,291
Exchange Traded Funds	31,340,350	—	—	31,340,350
Corporate Bonds	—	11,076,664	—	11,076,664
Municipal Bonds	—	997,135	—	997,135
United States Treasury Obligations	—	10,962,446	—	10,962,446
Foreign Government Bonds	—	10,895,511	—	10,895,511
Money Market Funds	44,010,856	—	—	44,010,856
Total Investments in Securities	$170,973,992	$96,791,765	$48,077	$267,813,834

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$21,357,786	$—	$—	$21,357,786
Exchange Traded Funds	27,672,928	—	—	27,672,928
Total Securities Sold Short	$49,030,714	$—	$—	$49,030,714

The Fund did not have transfers into or out of Level 1, Level 2, or Level 3 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2015	$48,077
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2015	$48,077	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2015:	$—

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Board.  Leuthold Weeden Capital Management (the “Adviser”) submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.73%
Aerospace & Defense - 5.00%
Boeing Co.	798	$115,383
L-3 Communications Holdings, Inc.	673	80,430
Lockheed Martin Corp.	748	162,428
Northrop Grumman Corp.	990	186,922
Raytheon Co.	1,080	134,493
Triumph Group, Inc.	831	33,032
		712,688
Airlines - 6.70%
Alaska Air Group, Inc.	1,417	114,083
American Airlines Group, Inc.	3,795	160,718
Delta Air Lines, Inc.	4,418	223,948
Hawaiian Holdings, Inc. (a)	4,303	152,025
JetBlue Airways Corp. (a)	4,416	100,022
Southwest Airlines Co.	4,725	203,459
		954,255
Auto Components - 0.65%
Magna International, Inc. (b)	2,293	93,004

Biotechnology - 4.77%
Alexion Pharmaceuticals, Inc. (a)	523	99,762
Amgen, Inc.	869	141,065
Biogen, Inc. (a)	300	91,905
Celgene Corp. (a)	956	114,491
Gilead Sciences, Inc.	1,208	122,237
United Therapeutics Corp. (a)	698	109,314
		678,774
Commercial Banks - 4.03%
BB&T Corp.	3,056	115,547
Fifth Third Bancorp	5,659	113,746
KeyCorp	8,831	116,481
PNC Financial Services Group, Inc.	1,206	114,944
SunTrust Banks, Inc.	2,659	113,912
		574,630
Construction & Engineering - 4.25%
Chicago Bridge & Iron Co. NV (b)	2,620	102,154
Comfort Systems USA, Inc.	3,643	103,534
EMCOR Group, Inc.	2,260	108,570
Fluor Corp.	3,049	143,974
Jacobs Engeneering Group, Inc. (a)	3,505	147,035
		605,267
Consumer Finance - 3.76%
Capital One Financial Corp.	2,593	187,163
Discover Financial Services	3,525	189,010
Navient Corp.	6,635	75,971
PRA Group, Inc. (a)	1,172	40,657
Santander Consumer USA Holdings, Inc. (a)	2,678	42,446
		535,247
Electronic Equipment, Instruments & Components - 3.85%
Arrow Electronics, Inc. (a)	2,474	134,041
Avnet, Inc.	3,185	136,445
Ingram Micro, Inc. - Class A	4,933	149,865
Tech Data Corp. (a)	1,934	128,379
		548,730
Food & Staples Retailing - 4.40%
CVS Health Corp.	2,630	257,135
Rite Aid Corp. (a)	13,800	108,192
Walgreens Boots Alliance, Inc.	3,066	261,085
		626,412

Health Care Providers & Services - 12.65%
Aetna, Inc.	1,424	$153,963
AmerisourceBergen Corp.	1,088	112,837
Anthem, Inc.	1,059	147,667
Cardinal Health, Inc.	2,649	236,476
Centene Corp. (a)	1,249	82,197
Cigna Corp.	821	120,137
Health Net, Inc. (a)	1,314	89,956
Henry Schein, Inc. (a)	536	84,790
Humana, Inc.	639	114,068
Magellan Health, Inc. (a)	1,247	76,890
McKesson Corp.	876	172,774
Owens & Minor, Inc.	1,131	40,693
Patterson Cos., Inc.	1,581	71,477
PharMerica Corp. (a)	1,174	41,090
Quest Diagnostics, Inc.	1,096	77,969
Select Medical Holdings Corp.	2,452	29,203
UnitedHealth Group, Inc.	1,277	150,226
		1,802,413
Household Durables - 5.29%
CalAtlantic Group, Inc.	4,093	155,207
D.R. Horton, Inc.	4,773	152,879
Lennar Corp. - Class A	3,892	190,358
Meritage Homes Corp. (a)	1,810	61,522
PulteGroup, Inc.	10,871	193,721
		753,687
Insurance - 10.07%
Alleghany Corp. (a)	120	57,352
Allied World Assurance Co. Holdings AG (b)	1,654	61,512
Allstate Corp.	2,703	167,829
Aspen Insurance Holdings, Ltd. (b)	1,488	71,870
Assured Guaranty, Ltd. (b)	6,554	173,222
Axis Capital Holdings, Ltd. (b)	1,346	75,672
Endurance Specialty Holdings, Ltd. (b)	1,508	96,497
Everest Re Group, Ltd. (b)	1,251	229,046
Hanover Insurance Group, Inc.	739	60,110
Reinsurance Group of America, Inc.	1,645	140,730
Travelers Companies., Inc.	1,778	200,665
Validus Holdings, Ltd. (b)	2,168	100,357
		1,434,862
IT Services - 10.97%
Accenture PLC - Class A (b)	964	100,738
Amdocs, Ltd.	1,288	70,286
CACI International Inc. - Class A (a)	566	52,514
CGI Group, Inc. - Class A (a)(b)	1,206	48,276
Cognizant Technology Solutions Corp. - Class A (a)	1,280	76,826
Computer Sciences Corp.	1,687	55,131
Convergys Corp.	2,344	58,342
CSRA, Inc.	1,687	50,610
DST Systems, Inc.	923	105,277
Fiserv, Inc. (a)	1,563	142,952
Global Payments, Inc.	1,728	111,473
International Business Machines Corp.	1,131	155,648
MasterCard, Inc. - Class A	1,712	166,680
NeuStar, Inc. - Class A (a)	1,863	44,656
Science Applications International Corp.	1,169	53,517
Teradata Corp. (a)	1,275	33,686
Visa, Inc. - Class A	2,427	188,214
Western Union Co.	2,636	47,211
		1,562,037

Media - 5.31%
Comcast Corp. - Class A	1,988	$112,183
Interpublic Group of Cos, Inc.	8,895	207,075
Omnicom Group, Inc.	3,121	236,135
WPP PLC - ADR	1,750	200,795
		756,188
Multiline Retail - 3.97%
Big Lots, Inc.	2,494	96,119
Burlington Stores, Inc. (a)	580	24,882
Dollar General Corp.	2,948	211,873
Target Corp.	3,195	231,989
		564,863
Oil, Gas & Consumable Fuels - 6.60%
Alon USA Energy, Inc.	3,210	47,636
Delek US Holdings, Inc.	2,866	70,504
Marathon Petroleum Corp.	3,365	174,442
Phillips 66	1,642	134,316
Tesoro Corp.	1,707	179,866
Valero Energy Corp.	3,881	274,425
Western Refining, Inc.	1,655	58,951
		940,140
Personal Products - 0.50%
Nu Skin Enterprises, Inc. - Class A	1,861	70,513

Professional Services - 0.79%
ManpowerGroup, Inc.	1,336	112,612

Specialty Retail - 6.17%
Advance Auto Parts, Inc.	378	56,893
Asbury Automotive Group, Inc. (a)	1,356	91,448
AutoNation, Inc. (a)	1,871	111,624
AutoZone, Inc. (a)	145	107,577
CarMax, Inc. (a)	2,244	121,109
Group 1 Automotive, Inc.	1,031	78,047
Lithia Motors, Inc. - Class A	958	102,190
O’Reilly Automotive, Inc. (a)	425	107,703
Penske Automotive Group, Inc.	2,411	102,082
		878,673
TOTAL COMMON STOCKS (Cost $11,876,014)		$14,204,995

SHORT-TERM INVESTMENTS - 8.32%
Money Market Funds - 8.32%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	1,185,468	$1,185,468
TOTAL SHORT-TERM INVESTMENTS (Cost $1,185,468)		$1,185,468

Total Investments (Cost $13,061,482) - 108.05%		$15,390,463
Liabilities in Excess of Other Assets - (8.05)%		(1,147,258)
TOTAL NET ASSETS - 100.00%		$14,243,205

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund
The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$13,121,350
Gross unrealized appreciation	$2,728,517
Gross unrealized depreciation	(459,404)
Net unrealized appreciation	$2,269,113
*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2015
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,204,995	$—	$—	$14,204,995
Money Market Funds	1,185,468	—	—	1,185,468
Total Investments in Securities	$15,390,463	$—	$—	$15,390,463

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.18%
Airlines - 5.78%
Alaska Air Group, Inc.	1,183	$95,243
American Airlines Group, Inc.	4,812	203,788
Copa Holdings SA - Class A (b)	578	27,894
Delta Air Lines, Inc.	6,423	325,582
International Consolidated Airlines Group SA (b)	12,888	115,878
JetBlue Airways Corp. (a)	7,300	165,345
United Continental Holdings, Inc. (a)	1,749	100,218
		1,033,948
Auto Components - 5.27%
Brembo SpA (b)	1,453	70,199
Calsonic Kansei Corp. (b)	18,000	158,689
Goodyear Tire & Rubber Co.	4,778	156,097
Lear Corp.	1,664	204,389
Leoni AG (b)	723	28,418
Magna International, Inc. (b)	3,890	157,778
Plastic Omnium SA (b)	3,304	105,024
Showa Corp. (b)	6,700	62,167
		942,761
Automobiles - 6.45%
Daihatsu Motor Co., Ltd. (b)	2,000	26,980
Ford Motor Co.	7,848	110,578
Geely Automobile Holdings, Ltd. (b)	75,000	39,631
General Motors Co.	4,037	137,298
Great Wall Motor Co., Ltd. (b)	77,500	89,515
Hyundai Motor Co. (b)	412	51,963
Kia Motors Corp. (b)	1,642	73,217
Mitsubishi Motor Corp. (b)	11,500	97,296
Nissan Motor Co., Ltd. (b)	8,400	87,954
Renault SA (b)	1,062	106,302
Tata Motors, Ltd. - ADR	3,929	115,788
Thor Industries, Inc.	917	51,489
Toyota Motor Corp. - ADR (a)	903	111,105
Volkswagen AG (b)	355	54,552
		1,153,668
Building Products - 1.85%
Asahi Glass Co. (b)	23,000	131,763
Owens Corning	2,854	134,224
Universal Forest Products, Inc.	959	65,567
		331,554
Chemicals - 6.02%
AK Holdings, Inc. (b)	647	34,716
Denki Co., Ltd. (b)	35,000	155,087
Hyosung Corp. (b)	868	85,848
Lotte Chemical Corp. (b)	693	141,405
LyondellBasell Industries NV - Class A (b)	2,838	246,622
Mitsui Chemicals, Inc. (b)	26,000	115,310
Orica, Ltd. (b)	11,883	133,134
Tosoh Corp. (b)	32,000	164,608
		1,076,730
Construction & Engineering - 0.63%
Fluor Corp.	2,384	112,572

Consumer Finance - 1.11%
Navient Corp.	8,964	102,638
Santander Consumer USA Holdings, Inc. (a)	5,983	94,830
		197,468

Electric Utilities - 0.59%
Korea Electric Power Corp. - ADR	4,988	$105,596

Health Care Providers & Services - 5.57%
AMN Healthcare Services, Inc. (a)	2,862	88,865
Cardinal Health, Inc.	1,576	140,690
Express Scripts Holding Co. (a)	1,589	138,894
Magellan Health, Inc. (a)	1,512	93,230
McKesson Corp.	730	143,978
Medipal Holdings Corp. (b)	5,000	85,220
Owens & Minor, Inc.	2,320	83,474
Quest Diagnostics, Inc.	1,481	105,358
Select Medical Holdings Corp.	5,456	64,981
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	24,100	51,945
		996,635
Household Durables - 6.55%
Barratt Developments PLC (b)	16,903	155,757
Bellway PLC (b)	2,921	122,138
Berkeley Group Holdings PLC (b)	3,216	174,834
CalAtlantic Group, Inc.	5,188	196,729
Lennar Corp. - Class A	2,590	126,677
Meritage Homes Corp. (a)	2,650	90,074
Pioneer Corp. (b)	20,200	55,609
Redrow PLC (b)	9,045	62,667
Sekisui House, Ltd. (b)	7,300	122,740
Sumitomo Forestry Co., Ltd. (b)	4,800	64,767
		1,171,992
Insurance - 14.86%
Allstate Corp.	3,286	204,028
Argo Group International Holdings, Ltd. (b)	1,163	69,594
Aspen Insurance Holdings, Ltd. (b)	2,108	101,816
Assured Guaranty, Ltd. (b)	5,102	134,846
Axis Capital Holdings, Ltd. (b)	2,951	165,905
Endurance Specialty Holdings, Ltd. (b)	2,060	131,819
Everest Re Group, Ltd. (b)	1,316	240,947
Insurance Australia Group, Ltd. (b)	17,577	70,589
Intact Financial Corp. (b)	1,697	108,759
MS&AD Insurance Group Holdings, Inc. (b)	6,100	178,881
Muenchener Rueckversicherungs AG (b)	1,289	256,818
Reinsurance Group of America, Inc.	1,489	127,384
SCOR SE (b)	4,646	173,844
Swiss Re AG (b)	2,855	278,837
Travelers Companies., Inc.	2,035	229,670
Validus Holdings, Ltd. (b)	3,959	183,262
		2,656,999
IT Services - 5.95%
Amadeus IT Holding SA - Class A (b)	4,453	196,265
Convergys Corp.	3,640	90,600
DST Systems, Inc.	1,108	126,379
Fidelity National Information Services, Inc.	2,717	164,650
MAXIMUS, Inc.	1,737	97,706
Sabre Corp.	4,773	133,501
Syntel, Inc. (a)	1,906	86,247
Western Union Co.	9,373	167,870
		1,063,218
Life Sciences Tools & Services - 5.30%
Gerresheimer AG (b)	1,238	96,740
ICON PLC (a)(b)	2,183	169,619
Lonza Group AG (b)	942	153,202
PAREXEL International Corp. (a)	2,288	155,859
PerkinElmer, Inc.	1,792	95,998
Quintiles Transnational Holdings, Inc. (a)	1,976	135,672
VWR Corp. (a)	4,952	140,191
		947,281

Media - 4.67%
Asatsu DK, Inc. (b)	1,600	$38,720
Hakuhodo DY Holdings, Inc. (b)	5,700	61,671
Interpublic Group of Cos, Inc.	6,269	145,942
Omnicom Group, Inc.	2,642	199,894
Publicis Groupe SA (b)	2,756	183,262
WPP PLC - ADR	8,901	204,740
		834,229
Oil, Gas & Consumable Fuels - 6.74%
Alon USA Energy, Inc.	7,744	114,921
Delek US Holdings, Inc.	3,530	86,838
Marathon Petroleum Corp.	4,530	234,835
Phillips 66	1,762	144,132
Tesoro Corp.	1,900	200,203
Valero Energy Corp.	3,900	275,769
Western Refining, Inc.	4,190	149,248
		1,205,946
Paper & Forest Products - 0.29%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,245
Mercer International, Inc. (b)	5,401	48,879
		51,124
Professional Services - 4.33%
Adecco SA (b)	1,258	86,101
Dun & Bradstreet Corp.	501	52,069
Experian PLC (b)	5,741	101,469
FTI Consulting, Inc. (a)	1,253	43,429
Hays PLC (b)	23,676	50,848
Korn/Ferry International	1,567	51,993
ManpowerGroup, Inc.	1,044	87,999
Randstad Holdings NV (b)	1,559	97,082
Robert Half International, Inc.	1,737	81,882
TechnoPro Holdings, Inc. (b)	2,000	58,370
Teleperformance (b)	758	63,739
		774,981
Real Estate Management & Development - 3.62%
Brookfield Property Partners LP	3,013	70,022
Daiwa House Industry Co., Ltd. (b)	5,200	149,481
Deutsche EuroShop AG (b)	845	37,015
Deutsche Wohnen AG (b)	3,714	102,699
Jones Lang Lasalle, Inc.	712	113,820
Kerry Properties, Ltd. (b)	16,500	44,903
Megaworld Corp. (b)	375,000	33,784
Pruksa Real Estate PCL - NVDR	45,700	33,537
Takara Leben Co., Ltd. (b)	11,100	61,596
		646,857
Road & Rail - 5.79%
Avis Budget Group, Inc. (a)	2,232	80,999
Canadian National Railway Co. (b)	1,793	100,230
Central Japan Railway Co. (b)	1,000	177,534
ComfortDelGro Corp., Ltd. (b)	46,000	98,499
CSX Corp.	4,921	127,700
Norfolk Southern Corp.	1,145	96,856
Ryder System, Inc.	1,350	76,721
Sankyu, Inc. (b)	11,000	56,120
Seino Holdings Co., Ltd. (b)	7,000	72,830
Swift Transportation Co. (a)	5,739	79,313
Werner Enterprises, Inc.	2,891	67,620
		1,034,422
Transportation Infrastructure - 0.61%
Abertis Infraestructuras SA (b)	6,984	109,226

Wireless Telecommunication Services - 6.20%
China Mobile, Ltd. - ADR	2,864	$161,329
Freenet AG (b)	4,226	142,606
KDDI Corp. (b)	10,400	270,090
SoftBank Group Corp. (b)	4,400	222,070
Tele2 AB - Class B (b)	8,700	86,761
Vodafone Group PLC - ADR	6,996	225,691
		1,108,547
TOTAL COMMON STOCKS (Cost $16,456,246)		$17,555,754

PREFERRED STOCKS - 0.42%
Automobiles - 0.42%
Porsche Automobile Holding SE (b)	1,410	$75,883
TOTAL PREFERRED STOCKS (Cost $111,581)		$75,883

SHORT—TERM INVESTMENTS - 1.35%
Money Market Funds - 1.35%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	241,094	$241,094
TOTAL SHORT—TERM INVESTMENTS (Cost $241,094)		$241,094

Total Investments (Cost $16,808,921) - 99.95%		$17,872,731
Other Assets in Excess of Liabilities - 0.05%		8,516
TOTAL NET ASSETS - 100.00%		$17,881,247

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NVDR	Non—Voting Depositary Receipt
(a)	Non—income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven—day yield as of December 31, 2015.
(d)	Illiquid security. The fair value of these securities total $2,245 which represents 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
CURRENCY EXPOSURE	Fair	of Total
December 31, 2015	Value	Investments
Australian Dollar	$203,723	1.14%
British Pound	988,332	5.53
Canadian Dollar	208,989	1.17
Euro	1,899,674	10.63
Hong Kong Dollar	228,238	1.28
Japanese Yen	2,675,554	14.97
Philippine Peso	33,784	0.19
Singapore Dollar	98,499	0.55
South Korea Won	387,148	2.16
Swedish Krona	86,761	0.48
Swiss Franc	518,140	2.90
Thai Baht	33,537	0.19
US Dollar	10,510,352	58.81
Total Investments	$17,872,731	100.00%

		Percentage
PORTFOLIO DIVERSIFICATION	Fair	of Total
December 31, 2015	Value	Investments
Australia	$203,723	1.14%
Bermuda	1,028,189	5.76
Britain	515,396	2.88
Canada	415,646	2.33
China	183,336	1.02
France	632,171	3.53
Germany	794,731	4.45
Hong Kong	206,232	1.15
India	115,788	0.65
Italy	70,199	0.39
Japan	2,786,658	15.60
Jersey	306,209	1.72
Netherlands	97,082	0.54
Panama	27,894	0.16
Philippines	33,784	0.19
Republic of Korea	141,405	0.79
Singapore	98,499	0.55
South Korea	351,340	1.96
Spain	305,491	1.71
Sweden	86,761	0.48
Switzerland	518,140	2.90
Thailand	33,537	0.19
United Kingdom	562,036	3.15
United States	8,358,484	46.76
Total Investments	$17,872,731	100.00%

Leuthold Global Industries Fund

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$16,850,352
Gross unrealized appreciation	$1,994,680
Gross unrealized depreciation	(972,301)
Net unrealized appreciation	$1,022,379

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2015

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$918,070	$115,878	$—	$1,033,948
Auto Components	518,264	424,497	—	942,761
Automobiles	526,258	627,410	—	1,153,668
Building Products	199,791	131,763	—	331,554
Chemicals	246,622	830,108	—	1,076,730
Construction & Engineering	112,572	—	—	112,572
Consumer Finance	197,468	—	—	197,468
Electric Utilities	105,596	—	—	105,596
Health Care Providers & Services	859,470	137,165	—	996,635
Household Durables	413,480	758,512	—	1,171,992
Insurance	1,698,030	958,969	—	2,656,999
IT Services	866,953	196,265	—	1,063,218
Life Sciences Tools & Services	697,339	249,942	—	947,281
Media	345,836	488,393	—	834,229
Oil, Gas & Consumable Fuels	1,205,946	—	—	1,205,946
Paper & Forest Products	48,879	—	2,245	51,124
Professional Services	317,372	457,609	—	774,981
Real Estate Management & Development	183,842	463,015	—	646,857
Road & Rail	629,439	404,983	—	1,034,422
Transportation Infrastructure	—	109,226	—	109,226
Wireless Telecommunication Services	387,020	721,527	—	1,108,547
Total Common Stocks	10,478,247	7,075,262	2,245	17,555,754
Preferred Stocks	—	75,883	—	75,883
Money Market Funds	241,094	—	—	241,094

Total Investments in Securities	$10,719,341	$7,151,145	$2,245	$17,872,731

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The Fund did not have transfers into or out of Level 1, Level 2, or Level 3 securities during the period ended December 31, 2015.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2015	$2,245
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2015	$2,245	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2015:	$—

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Board.  Leuthold Weeden Capital Management (the “Adviser”) submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Grizzly Short Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 82.72%
Money Market Funds - 82.72%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (a)(b)
TOTAL SHORT-TERM INVESTMENTS (Cost $222,692,379)	222,692,379	$222,692,379
		$222,692,379
Total Investments (Cost $222,692,379) - 82.72%
Other Assets in Excess of Liabilities - 17.28% (b)		$222,692,379
TOTAL NET ASSETS - 100.00%		46,519,178
		$269,211,557

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of December 31, 2015.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.44%
Automobiles - 1.63%
Tesla Motors, Inc.	18,267	$4,384,263

Beverages - 1.42%
Boston Beer Co., Inc. - Class A	18,908	3,817,714

Building Products - 0.42%
Trex Co, Inc.	29,644	1,127,658

Capital Markets - 0.95%
Financial Engines, Inc.	39,418	1,327,204
Virtus Investment Partners, Inc.	10,415	1,223,346
		2,550,550
Chemicals - 6.61%
Ashland, Inc.	37,926	3,895,000
FMC Corp.	93,899	3,674,268
Monsanto Co.	42,142	4,151,830
Platform Specialty Products Corp.	129,472	1,661,126
W.R. Grace & Co.	44,386	4,420,401
		17,802,625
Commercial Services & Supplies - 3.39%
Copart, Inc.	106,237	4,038,068
Mobile Mini, Inc.	28,843	897,883
Waste Connections, Inc.	74,190	4,178,381
		9,114,332
Communications Equipment - 0.51%
Viavi Solutions, Inc.	227,056	1,382,771

Computers & Peripherals - 1.12%
NetApp, Inc.	114,089	3,026,781

Diversified Consumer Services - 0.47%
LifeLock, Inc.	87,169	1,250,875

Diversified Telecommunication Services - 2.96%
Level 3 Communications, Inc.	74,831	4,067,813
Zayo Group Holdings, Inc.	146,457	3,894,292
		7,962,105
Electronic Equipment, Instruments & Components - 0.99%
Dolby Laboratories, Inc. - Class A	38,457	1,294,078
Itron, Inc.	37,816	1,368,183
		2,662,261
Energy Equipment & Services - 2.31%
Core Laboratories NV (b)	23,074	2,509,067
RPC, Inc.	105,596	1,261,872
Weatherford International PLC (b)	292,914	2,457,548
		6,228,487
Gas Utilities - 0.78%
Energen Corp.	51,116	2,095,245

Health Care Equipment & Supplies - 8.66%
Baxter International, Inc.	102,872	$3,924,567
Becton Dickinson & Co.	26,599	4,098,640
DexCom, Inc.	45,668	3,740,209
Haemonetics Corp.	40,861	1,317,359
IDEXX Labs, Inc.	38,777	2,827,619
Nevro Corp.	39,289	2,652,400
Wright Medical Group NV (b)	41,181	995,756
Zimmer Biomet Holdings, Inc.	36,534	3,748,023
		23,304,573
Health Care Providers & Services - 0.46%
Kindred Healthcare, Inc.	104,956	1,250,026

Health Care Technology - 1.68%
Medidata Solutions, Inc.	29,323	1,445,331
Veeva Systems, Inc. - Class A	106,878	3,083,430
		4,528,761
Hotels, Restaurants & Leisure - 5.51%
Buffalo Wild Wings, Inc.	25,478	4,067,563
Melco Crown Entertainment, Ltd. - ADR	198,694	3,338,059
Restaurant Brands International, Inc. (b)	93,579	3,496,112
Wendy’s Co.	366,142	3,943,349
		14,845,083
Household Products - 0.45%
HRG Group, Inc.	90,053	1,221,119

Internet & Catalog Retail - 0.47%
Shutterfly, Inc.	28,522	1,270,940

Internet Software & Services - 5.94%
Benefitfocus, Inc.	75,151	2,734,745
ComScore, Inc.	31,491	1,295,855
Cornerstone OnDemand, Inc.	39,899	1,377,713
Demandware, Inc.	55,122	2,974,934
Envestnet, Inc.	29,644	884,873
Gogo, Inc.	85,000	1,513,000
LinkedIn Corp. - Class A	17,466	3,931,247
Marketo, Inc.	44,866	1,288,103
		16,000,470
Machinery - 3.34%
EnPro Industries, Inc.	21,472	941,332
Manitowoc Co., Inc.	204,463	3,138,507
Oshkosh Corp.	95,501	3,728,359
Proto Labs, Inc.	18,427	1,173,616
		8,981,814
Media - 5.13%
DreamWorks Animation SKG, Inc. - Class A	56,884	1,465,901
IMAX Corp. (b)	82,843	2,944,240
Liberty Global PLC - Class A (b)	93,899	3,977,561
MDC Partners, Inc. - Class A	53,519	1,162,433
News Corp. - Class A	317,911	4,247,291
		13,797,426
Metals & Mining - 1.58%
Stillwater Mining Co.	131,875	1,130,169
Tahoe Resources, Inc.	133,157	1,154,471
United States Steel Corp.	247,056	1,971,507
		4,256,147

Multiline Retail - 1.50%
Dollar Tree, Inc.	52,398	$4,046,174

Oil, Gas & Consumable Fuels - 7.59%
Anadarko Petroleum Corp.	37,335	1,813,734
Apache Corp.	90,534	4,026,047
Cameco Corp. (b)	211,513	2,607,955
Carrizo Oil & Gas, Inc.	98,065	2,900,763
Cheniere Energy, Inc.	46,148	1,719,013
Concho Resources, Inc.	24,516	2,276,556
Exxon Mobil Corp.	44,866	3,497,305
InterOil Corp. (b)	50,795	1,595,979
		20,437,352
Pharmaceuticals - 4.96%
Bristol-Myers Squibb Co.	57,685	3,968,151
Medicines Co.	95,982	3,583,968
Nektar Therapeutics	76,183	1,283,684
Pacira Pharmaceuticals, Inc.	58,807	4,515,789
		13,351,592
Professional Services - 0.49%
Advisory Board Co.	26,599	1,319,576

Real Estate Investment Trusts (REITs) - 2.98%
American Tower Corp.	37,976	3,681,773
FelCor Lodging Trust, Inc.	166,647	1,216,523
Paramount Group, Inc.	104,090	1,884,029
Potlatch Corp.	40,861	1,235,637
		8,017,962
Real Estate Management & Development - 0.54%
Kennedy-Wilson Holdings, Inc.	60,570	1,458,526

Semiconductors & Semiconductor Equipment - 5.02%
Cypress Semiconductor Corp.	265,193	2,601,543
M/A-COM Technology Solutions Holdings, Inc.	37,015	1,513,543
Qorvo, Inc.	71,786	3,653,908
Semtech Corp.	76,754	1,452,186
SunPower Corp.	143,092	4,294,191
		13,515,371
Software - 10.73%
Bottomline Technologies, Inc.	50,475	1,500,622
CommVault Systems, Inc.	52,878	2,080,749
Infoblox, Inc.	72,588	1,334,893
Intuit, Inc.	41,341	3,989,407
NetSuite, Inc.	47,270	3,999,987
ServiceNow, Inc.	45,507	3,939,086
Splunk, Inc.	58,967	3,467,849
Tableau Software, Inc. - Class A	42,142	3,970,619
Workday, Inc. - Class A	57,685	4,596,341
		28,879,553
Trading Companies & Distributors - 0.42%
NOW, Inc.	72,107	1,140,733

Wireless Telecommunication Services - 1.43%
SBA Communications Corp. - Class A	36,534	3,838,627
TOTAL COMMON STOCKS (Proceeds $256,325,084)		$248,867,492

INVESTMENT COMPANIES - 5.57%
Exchange Traded Funds - 5.57%
SPDR S&P 500 ETF Trust	73,471	$14,980,002
TOTAL INVESTMENT COMPANIES (Proceeds $15,236,251)		$14,980,002

TOTAL SECURITIES SOLD SHORT
(Proceeds $271,561,335) - 98.01%		$263,847,494

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard &  Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$222,692,379
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2015

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$222,692,379	$—	$—	$222,692,379
Total Investments in Securities	$222,692,379	$—	$—	$222,692,379

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$248,867,492	$—	$—	$248,867,492
Exchange Traded Funds	14,980,002	—	—	14,980,002
Total Securities Sold Short	$263,847,494	$—	$—	$263,847,494

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Leuthold Funds, Inc.

By (Signature and Title)	/s/ John Mueller
John Mueller, President

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President

Date	February 29, 2016

By (Signature and Title)*	/s/ Holly J. Weiss
Holly J. Weiss, Treasurer

Date	February 29, 2016

* Print the name and title of each signing officer under his or her signature.